Note 37 - Related Parties - Key Management Personnel and Entities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Key management salaries		$ 2,915	$ 3,102	$ 2,076
Share-based awards* @	[1],[2]	1,157	720	999
All other compensation &	[3]	2,396	2,599	1,697
Key management personnel compensation		$ 6,468	$ 6,421	$ 4,772

[1]	Amount inclusive of $110 (2023: $104, 2022: $354) classified as production costs.
[2]	Employees, officers, directors, consultants and other service providers also participate in the OEICP (see note 12).
[3]	The Company entered into a consultancy agreement with Mr. Curtis, a former director of the Company and the former Chief Executive Officer, effective July 1, 2022 to December 31, 2023 with a monthly fee of $44.1 for the period July 1, 2022 until December 31, 2022 and $12.5 for the period January 1, 2023, until December 31, 2025. During the Year, the Company expensed $150 (2023: $150, 2022: $265) in advisory service fees with respect to this consultancy agreement. Mr. Curtis retired as a director in May 2024. Included is an amount of $818 (2023: $647, 2022: $1,378) that relates to bonuses provided for in 2024. Included is an amount of $1,169 (2023: $1,588 (severance package), 2022: $54 (leave payout)) that relates to provision of a retirement package and a leave payout paid in 2025.